Retirement benefits obligations (Tables)	6 Months Ended
Jun. 30, 2025
Retirement benefits obligations
Schedule of amounts recognized in statement of profit or loss for employment benefit obligations

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Current service cost	(7,521)	(3,204)	(15,043)	(6,354)
Past service cost	—	—	—	1,070
Interest cost	(5,399)	(7,291)	(10,799)	(9,086)
Interest income	4,861	7,029	9,721	8,662
Company pension amount (note 19)	(8,059)	(3,466)	(16,121)	(5,708)

Schedule of amounts recognized in balance sheet for employment benefit obligations

	June 30, 2025	December 31, 2024
Defined benefit obligation	(2,049,265)	(2,108,384)
Fair value of plan assets	1,937,318	1,944,133
Retirement benefit obligation	(111,947)	(164,251)